Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long Term Debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		2017	2016
Senior Unsecured Revolving Credit Facilities (a)	—	2018-2022	N/A		$65,017	$242,947
Senior Unsecured Bank Credit Facilities (b)	—	2018-2019	N/A		169,343	2,140,122
Commercial Paper (c)		2019	N/A		6,994	—
Canadian Dollar Borrowings
Senior Unsecured Notes (d)	4.61%	2018-2027		$785,669	781,833	487,389
Senior Secured Project Notes	10.27%	2020-2027		$33,568	33,507	35,600
U.S. Dollar Borrowings
Senior Unsecured Notes (e)	4.09%	2020-2047	US$	1,225,000	1,527,726	700,600
Senior Unsecured Utility Notes (f)	5.98%	2020-2035	US$	227,000	309,309	174,206
Senior Secured Utility Bonds (g)	4.95%	2018-2044	US$	752,500	969,567	132,551
					$3,863,296	$3,913,415
Less: current portion					(15,511)	(10,075)
					$3,847,785	$3,903,340

Principal Payments	Principal payments due in the next five years and thereafter are as follows:

2018	2019	2020	2021	2022	Thereafter	Total
$279,724	$179,107	$391,025	$152,626	$492,343	$2,331,327	$3,826,152